Annual Total Returns (Vanguard Target Retirement 2055 Fund - Investor Shares Participant) (Vanguard Target Retirement 2055 Fund, Vanguard Target Retirement 2055 Fund - Investor Shares)	18 Months Ended
Mar. 31, 2013
Vanguard Target Retirement 2055 Fund | Vanguard Target Retirement 2055 Fund - Investor Shares
Annual Total Return
2012	15.58%
2011	(2.27%)